Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.030%	600,000	600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	2,000,000	2,000,000
Total			2,600,000
Total Floating Rate Notes (Cost $2,600,000)			2,600,000

Municipal Bonds 95.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,432,109
07/01/2031	5.000%	1,750,000	2,021,121
07/01/2032	5.000%	2,000,000	2,305,925
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	6,732,152
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	2,073,388
07/01/2036	5.000%	650,000	798,576
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,809,349
Total			19,172,620
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	212,219
06/15/2035	5.500%	540,000	586,537
Total			798,756
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.3%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	616,553
05/01/2036	5.000%	1,500,000	1,670,944
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	270,381
03/01/2025	5.000%	200,000	222,172
City of Forest Grove(e)
Refunding Revenue Bonds
Pacific University
Series 2022
05/01/2037	4.000%	635,000	707,106
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	286,078
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	566,207
04/01/2031	5.000%	530,000	599,446
Total			4,938,887
Hospital 11.0%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2026	5.000%	1,200,000	1,240,663
08/01/2027	5.000%	1,260,000	1,302,502
08/01/2031	5.000%	2,860,000	2,954,718
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	519,156
Series 2016
09/01/2028	5.000%	265,000	312,375
09/01/2030	5.000%	830,000	968,997
09/01/2031	5.000%	500,000	582,200
09/01/2032	5.000%	270,000	313,857
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,534,542
08/15/2039	4.000%	1,100,000	1,293,847
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,856,229
Series 2019A
07/01/2032	5.000%	5,175,000	6,595,972
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,881,837
06/01/2034	5.000%	3,185,000	3,735,119
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,777,512
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,169,892
05/15/2030	5.000%	1,000,000	1,168,547
05/15/2031	5.000%	1,025,000	1,196,128
Series 2019
05/15/2037	5.000%	2,305,000	2,864,853
Total			40,268,946
Local General Obligation 31.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	614,864
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,116,518
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,708,723
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	612,381
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	556,516
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,585,600
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,230,048
Series 2015
06/15/2026	4.000%	1,745,000	1,960,317
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,914,706
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,932,767
06/01/2027	5.000%	1,715,000	1,973,654
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,224,071
Limited General Obligation Refunding Bonds
Series 2021A
06/01/2029	5.000%	2,000,000	2,579,084
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,115,223
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	762,241
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,308,667
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	690,664
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	346,137
06/15/2029	5.000%	435,000	558,812

2	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	913,769
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,929,919
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,243,227
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,263,092
Clatsop County School District No. 30 Warrenton-Hammond(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	665,279
Columbia County School District No. 502(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	236,338
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	617,754
06/15/2035	5.000%	1,000,000	1,233,647
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,264,688
06/01/2031	4.000%	1,060,000	1,289,842
Deschutes & Jefferson Counties School District No. 2J Redmond(g)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,332,306
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	786,049
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2028	5.000%	335,000	421,169
06/15/2033	4.000%	380,000	463,910
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	3,032,289
Series 2020
06/15/2029	5.000%	550,000	705,618
06/15/2038	4.000%	2,500,000	2,979,253
Jackson County School District No. 4(g)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	731,708
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,771,973
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,099,971
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,346,393
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	559,402
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,029,398
Series 2020A
06/15/2033	4.000%	1,000,000	1,202,014
Lane County School District No. 1 Pleasant Hill(g)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,585,655
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,309,778
Lane County School District No. 19 Springfield(g)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	3,004,344
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,267,666
06/15/2028	0.000%	1,480,000	1,350,557

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,217,320
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,240,133
06/15/2033	5.000%	240,000	297,118
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(g)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,879,734
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,655,746
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,680,000	3,440,539
Multnomah County School District No. 7 Reynolds(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,119,805
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	832,104
02/01/2028	4.000%	1,000,000	1,106,743
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,191,776
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,509,061
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,163,535
Series 2020B
06/15/2034	5.000%	1,000,000	1,290,584
Washington Clackamas & Yamhill Counties School District No. 88J(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,159,705
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,001	5,483,619
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,832,223
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	2,000,000	2,385,135
06/15/2029	4.000%	2,000,000	2,415,319
Total			113,648,200
Multi-Family 1.2%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Project
Series 2013A
10/01/2022	4.000%	875,000	895,256
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	400,000	415,666
10/01/2036	5.000%	1,000,000	1,067,150
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,997,406
Total			4,375,478
Municipal Power 2.0%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	407,460
12/01/2034	5.000%	400,000	464,970
12/01/2035	5.000%	410,000	476,237
12/01/2036	5.000%	440,000	510,317
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	647,743
08/01/2030	5.000%	420,000	512,184
08/01/2031	5.000%	450,000	546,419
08/01/2032	5.000%	250,000	302,942

4	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,733,817
12/01/2036	5.000%	1,545,000	1,824,298
Total			7,426,387
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	2,067,046
Warm Springs Reservation Confederated Tribe(d),(h)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	708,387
Total			2,775,433
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	998,009
01/01/2029	5.000%	1,120,000	1,312,005
Total			2,310,014
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,453,462
12/01/2035	4.000%	1,290,000	1,497,927
Total			2,951,389
Refunded / Escrowed 11.8%
City of Forest Grove
Prerefunded 05/01/22 Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,024,219
City of Madras
Prerefunded 02/15/23 Unlimited General Obligation Bonds
Series 2013
02/15/2024	4.000%	445,000	460,470
02/15/2027	4.500%	500,000	527,150
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A Escrowed to Maturity
03/01/2022	5.000%	4,620,000	4,692,477
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,682,949
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,254,511
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,108,962
06/01/2034	5.000%	780,000	872,655
Port of Morrow
Prerefunded 06/01/23 Limited General Obligation Bonds
Series 2016
12/01/2027	5.000%	615,000	660,704
12/01/2028	5.000%	645,000	692,933
12/01/2029	5.000%	340,000	365,267
12/01/2030	5.000%	335,000	359,896
12/01/2031	5.000%	375,000	402,868
12/01/2036	5.000%	1,160,000	1,246,206
Puerto Rico Public Finance Corp.(h)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,205,201
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,159,854
09/01/2032	4.000%	1,250,000	1,449,818
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,925,725
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	681,690
09/01/2035	5.000%	800,000	991,549
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,245,382
06/15/2031	5.000%	2,890,000	3,242,482
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,127,106

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/22 Unlimited General Obligation Bonds
Series 2012B
06/15/2023	4.000%	4,090,000	4,186,810
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,487,864
Total			43,054,748
Retirement Communities 3.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project - TEMPS-50
Series 2020
11/15/2025	2.750%	1,000,000	1,000,634
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	237,764
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,296,727
Terwilliger Plaza, Inc.
Series 2012
12/01/2022	5.000%	500,000	511,155
Series 2016
12/01/2030	5.000%	325,000	369,516
12/01/2036	5.000%	900,000	1,011,278
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	650,333
10/01/2023	5.000%	645,000	698,554
10/01/2024	5.000%	455,000	492,472
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	635,428
05/15/2038	5.000%	500,000	568,943
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2036	5.000%	1,220,000	1,443,765
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	425,000	451,421
Total			12,367,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 2.3%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,840,000	1,905,028
Series 2020A
07/01/2028	1.700%	1,120,000	1,124,062
01/01/2029	1.750%	1,085,000	1,084,958
Series 2020C
07/01/2035	2.000%	2,000,000	1,998,839
Single-Family Mortgage Program
Series 2021A
01/01/2027	0.800%	895,000	884,515
07/01/2027	0.950%	1,015,000	1,000,963
01/01/2029	1.200%	250,000	245,585
01/01/2030	1.450%	375,000	367,390
Total			8,611,340
Special Non Property Tax 6.6%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	528,473
06/15/2031	5.000%	725,000	877,292
06/15/2032	5.000%	780,000	941,844
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,939,402
Series 2015D
04/01/2027	5.000%	2,500,000	2,871,318
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,249,149
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,848,861
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,212,215
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,546,465
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,000,000	5,186,791

6	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,905,527
Total			24,107,337
Special Property Tax 1.4%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,055,000	2,062,824
City of Portland
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,583,669
06/15/2027	5.000%	1,370,000	1,373,129
Total			5,019,622
State General Obligation 5.5%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	569,122
12/01/2031	2.000%	450,000	458,146
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2021
05/01/2031	5.000%	1,550,000	2,058,474
Series 2021K
11/01/2029	5.000%	1,275,000	1,647,761
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,491,245
Series 2015F
05/01/2030	5.000%	5,565,000	6,400,369
Series 2019
06/01/2038	5.000%	3,000,000	3,774,385
Series 2019G
08/01/2033	5.000%	1,320,000	1,684,774
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	895,153
Series 2016A
08/01/2031	3.500%	500,000	546,183
08/01/2032	3.500%	500,000	544,019
Total			20,069,631
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 3.2%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,478,797
10/01/2027	5.000%	1,485,000	1,816,360
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,257,543
Total			11,552,700
Water & Sewer 6.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,275,054
08/01/2023	4.000%	1,290,000	1,371,559
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,380,362
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,778,013
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	567,051
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,369,497
Subordinated Series 2021B
05/01/2028	5.000%	1,000,000	1,255,800
05/01/2029	5.000%	1,000,000	1,284,000
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,907,981
Series 2014A
05/01/2028	4.000%	3,390,000	3,675,925
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	223,389
04/01/2026	4.000%	250,000	285,578
04/01/2027	4.000%	270,000	313,922

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	229,124
11/01/2033	5.000%	265,000	303,392
11/01/2034	5.000%	250,000	285,939
11/01/2035	5.000%	225,000	257,010
11/01/2036	5.000%	200,000	228,156
Total			24,991,752
Total Municipal Bonds (Cost $330,200,379)			348,441,230
Money Market Funds 3.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	214,473	214,452
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	11,726,934	11,726,934
Total Money Market Funds (Cost $11,941,407)		11,941,386
Total Investments in Securities (Cost: $344,741,786)		362,982,616
Other Assets & Liabilities, Net		3,367,506
Net Assets		366,350,122

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $2,989,959, which represents 0.82% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2021, the total value of these securities amounted to $6,913,588, which represents 1.89% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

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